Summary of Significant Accounting Policies (Details) - Schedule of Property Plant and Equipment Estimated Useful Lives of the Assets	Dec. 31, 2023
Schedule Of Property Plant And Equipment Estimated Useful Lives Of The Assets [Line Items]
Property and Equipment, Estimated Useful Lives	Leasehold Improvements [Member]
Furniture and fixtures [Member] | Maximum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives Of The Assets [Line Items]
Property and Equipment, Estimated Useful Life (in Years)	6 years
Furniture and fixtures [Member] | Minimum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives Of The Assets [Line Items]
Property and Equipment, Estimated Useful Life (in Years)	3 years
Computer Equipment [Member] | Maximum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives Of The Assets [Line Items]
Property and Equipment, Estimated Useful Life (in Years)	3 years
Computer Equipment [Member] | Minimum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives Of The Assets [Line Items]
Property and Equipment, Estimated Useful Life (in Years)	2 years
Completed Connect devices [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives Of The Assets [Line Items]
Property and Equipment, Estimated Useful Life (in Years)	2 years
Vehicles [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives Of The Assets [Line Items]
Property and Equipment, Estimated Useful Life (in Years)	3 years